UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2010

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Value Opportunities LLC	$921,934,016

Total Investments (Cost - $883,552,738) – 100.1%	921,934,016
Liabilities in Excess of Other Assets – (0.1)%	(1,192,687)

Net Assets – 100.0%	$920,741,329

BlackRock Value Opportunities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2010, the value of the investment and the percentage owned by the Fund of the Master LLC was $921,934,016 and 100%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2010, the Fund’s investment in the Master LLC was classified as Level 2.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.4%
Ceradyne, Inc. (a)	145,100	$3,100,787
Curtiss-Wright Corp.	250,700	7,280,328
Esterline Technologies Corp. (a)	133,400	6,329,830
Moog, Inc., Class A (a)	91,800	2,958,714
Triumph Group, Inc.	37,050	2,468,641

		22,138,300

Airlines — 0.9%
AirTran Holdings, Inc. (a)(b)	737,100	3,574,935
Alaska Air Group, Inc. (a)	103,100	4,634,345

		8,209,280

Automobiles — 0.4%
Thor Industries, Inc.	174,500	4,144,375

Biotechnology — 0.7%
Exelixis, Inc. (a)	488,000	1,693,360
PDL BioPharma, Inc. (b)	881,100	4,951,782

		6,645,142

Capital Markets — 0.2%
Piper Jaffray Cos. (a)	59,300	1,910,646

Chemicals — 3.2%
Arch Chemicals, Inc.	171,500	5,271,910
Ferro Corp. (a)	453,600	3,343,032
Huntsman Corp.	644,000	5,583,480
OM Group, Inc. (a)	163,500	3,901,110
Rockwood Holdings, Inc. (a)	244,000	5,536,360
Spartech Corp. (a)	600,500	6,155,125

		29,791,017

Commercial Banks — 8.7%
Bank of Hawaii Corp. (b)	170,500	8,243,675
Community Bank System, Inc.	278,000	6,124,340
Cullen/Frost Bankers, Inc. (b)	140,129	7,202,631
East-West Bancorp, Inc.	214,700	3,274,175
First Financial Bankshares, Inc.	17,900	860,811
First Financial Corp.	66,564	1,718,017
First Horizon National Corp. (a)(b)	495,418	5,672,531
First Midwest Bancorp, Inc.	605,400	7,361,664
Glacier Bancorp, Inc.	435,100	6,382,917
Independent Bank Corp.	164,100	4,049,988
National Penn Bancshares, Inc.	858,400	5,158,984
Pinnacle Financial Partners, Inc. (a)	374,800	4,816,180
Popular, Inc. (a)	500,465	1,341,246
PrivateBancorp, Inc.	321,600	3,563,328
S&T Bancorp, Inc. (b)	165,300	3,266,328
Texas Capital Bancshares, Inc. (a)	169,200	2,774,880
United Bankshares, Inc. (b)	213,400	5,108,796
Whitney Holding Corp.	353,900	3,273,575

		80,194,066

Communications Equipment — 2.7%
ADC Telecommunications, Inc. (a)(b)	866,300	6,419,283
Harmonic, Inc. (a)	761,800	4,144,192

Common Stocks	Shares	Value

Communications Equipment (concluded)
Ixia (a)	429,000	$3,685,110
JDS Uniphase Corp. (a)	485,900	4,781,256
Tellabs, Inc.	861,100	5,502,429

		24,532,270

Construction & Engineering — 0.9%
URS Corp. (a)	201,800	7,940,830

Consumer Finance — 0.2%
Ezcorp, Inc. (a)	110,900	2,057,195

Containers & Packaging — 1.1%
Packaging Corp. of America	215,900	4,754,118
Rock-Tenn Co., Class A	109,700	5,448,799

		10,202,917

Diversified Consumer Services — 0.3%
Service Corp. International	351,085	2,598,029

Electric Utilities — 1.5%
Allete, Inc.	156,700	5,365,408
UIL Holdings Corp.	325,900	8,157,277

		13,522,685

Electrical Equipment — 0.7%
Regal-Beloit Corp.	109,700	6,119,066

Electronic Equipment, Instruments & Components — 0.7%
Ingram Micro, Inc., Class A (a)	430,600	6,540,814

Energy Equipment & Services — 2.3%
CARBO Ceramics, Inc. (b)	127,500	9,204,225
Oil States International, Inc. (a)	98,700	3,906,546
Pioneer Drilling Co. (a)	423,800	2,402,946
Superior Energy Services, Inc. (a)	310,500	5,797,035

		21,310,752

Food & Staples Retailing — 0.5%
BJ’s Wholesale Club, Inc. (a)	133,600	4,944,536

Food Products — 0.9%
Dean Foods Co. (a)	69,401	698,868
Diamond Foods, Inc.	89,600	3,682,560
Hain Celestial Group, Inc. (a)(b)	212,500	4,286,125

		8,667,553

Gas Utilities — 2.6%
Nicor, Inc.	91,600	3,709,800
South Jersey Industries, Inc.	217,000	9,322,320
Southwest Gas Corp.	364,800	10,761,600

		23,793,720

Health Care Equipment & Supplies — 3.3%
CONMED Corp. (a)	446,700	8,322,021
Exactech, Inc. (a)	38,000	649,040
Hansen Medical, Inc. (a)	1,215,000	2,587,950
Kinetic Concepts, Inc. (a)	85,200	3,110,652
Merit Medical Systems, Inc. (a)	202,700	3,257,389

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2010	1

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Supplies (concluded)
OraSure Technologies, Inc. (a)(c)	2,645,300	$12,247,739

		30,174,791

Health Care Providers & Services — 4.5%
Coventry Health Care, Inc. (a)	408,600	7,224,048
Health Net, Inc. (a)	605,700	14,760,909
Healthways, Inc. (a)	407,400	4,856,208
LCA-Vision, Inc. (a)	530,800	2,940,632
MedCath Corp. (a)	145,756	1,145,642
PharMerica Corp. (a)	505,900	7,416,494
WellCare Health Plans, Inc. (a)	122,000	2,896,280

		41,240,213

Hotels, Restaurants & Leisure — 1.2%
Brinker International, Inc.	160,989	2,327,901
Burger King Holdings, Inc.	49,200	828,528
Jack in the Box, Inc. (a)	391,713	7,618,818

		10,775,247

Household Durables — 0.6%
Furniture Brands International, Inc. (a)	211,900	1,106,118
MDC Holdings, Inc.	180,900	4,875,255

		5,981,373

Household Products — 0.2%
Cellu Tissue Holdings, Inc. (a)	263,200	2,045,064

IT Services — 0.7%
Convergys Corp. (a)	676,100	6,632,541

Insurance — 3.5%
Allied World Assurance Holdings Ltd.	102,600	4,655,988
Amerisafe, Inc. (a)	138,500	2,430,675
Fidelity National Title Group, Inc., Class A	263,200	3,418,968
The Hanover Insurance Group, Inc.	73,100	3,179,850
Infinity Property & Casualty Corp.	85,900	3,966,862
ProAssurance Corp. (a)	121,600	6,902,016
RLI Corp.	94,800	4,977,948
Symetra Financial Corp.	203,400	2,440,800

		31,973,107

Internet Software & Services — 2.1%
IAC/InterActiveCorp. (a)	524,600	11,525,462
ValueClick, Inc. (a)	706,400	7,551,416

		19,076,878

Leisure Equipment & Products — 0.4%
Leapfrog Enterprises, Inc. (a)	844,600	3,395,292

Life Sciences Tools & Services — 2.1%
Affymetrix, Inc. (a)	1,361,200	8,031,080
Furiex Pharmaceuticals, Inc. (a)	36,342	369,231

Common Stocks	Shares	Value

Life Sciences Tools & Services (concluded)
Pharmaceutical Product Development, Inc.	436,100	$11,081,301

		19,481,612

Machinery — 8.1%
AGCO Corp. (a)	261,300	7,047,261
Altra Holdings, Inc. (a)	640,478	8,339,024
Astec Industries, Inc. (a)	197,100	5,465,583
Briggs & Stratton Corp.	465,800	7,927,916
CIRCOR International, Inc.	196,400	5,023,912
EnPro Industries, Inc. (a)(b)	254,400	7,161,360
IDEX Corp.	279,100	7,973,887
Kennametal, Inc.	144,800	3,682,264
RBC Bearings, Inc. (a)	201,200	5,832,788
Robbins & Myers, Inc.	516,600	11,230,884
Terex Corp. (a)	277,600	5,202,224

		74,887,103

Media — 2.0%
Harte-Hanks, Inc.	900,300	9,408,135
Playboy Enterprises, Inc., Class B (a)	1,359,500	5,709,900
Regal Entertainment Group, Series A (b)	225,900	2,945,736

		18,063,771

Metals & Mining — 1.5%
Carpenter Technology Corp.	305,700	10,036,131
Stillwater Mining Co. (a)(b)	354,700	4,121,614

		14,157,745

Multi-Utilities — 2.0%
NorthWestern Corp.	215,400	5,643,480
OGE Energy Corp.	225,300	8,236,968
Vectren Corp.	212,600	5,030,116

		18,910,564

Multiline Retail — 1.8%
Big Lots, Inc. (a)	204,600	6,565,614
Fred’s, Inc.	323,200	3,574,592
Saks, Inc. (a)(b)	821,600	6,235,944

		16,376,150

Oil, Gas & Consumable Fuels — 3.5%
Cabot Oil & Gas Corp., Class A	111,800	3,501,576
Frontier Oil Corp.	214,200	2,880,990
Oasis Petroleum, Inc. (a)	382,000	5,539,000
SM Energy Co.	201,400	8,088,224
Ship Finance International Ltd. (b)	290,300	5,190,564
Whiting Petroleum Corp. (a)	59,900	4,697,358
World Fuel Services Corp.	75,700	1,963,658

		31,861,370

Personal Products — 0.3%
Alberto-Culver Co.	120,200	3,256,218

2	MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals — 1.3%
King Pharmaceuticals, Inc. (a)	1,527,400	$11,592,966

Professional Services — 1.1%
Kelly Services, Inc., Class A (a)	288,800	4,294,456
Kforce, Inc. (a)	146,900	1,872,975
Resources Connection, Inc. (a)	320,400	4,357,440

		10,524,871

Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	424,700	7,143,454
AMB Property Corp.	192,600	4,566,546
American Campus Communities, Inc.	381,400	10,408,406
BioMed Realty Trust, Inc.	632,700	10,180,143
HRPT Properties Trust	822,800	5,109,588
Inland Real Estate Corp.	699,500	5,540,040
Lexington Corporate Properties Trust (b)	889,553	5,346,214
The Macerich Co. (b)	162,336	6,058,386
Omega Healthcare Investors, Inc. (b)	129,600	2,582,928
Potlatch Corp. (b)	116,900	4,176,837
Senior Housing Properties Trust	117,600	2,364,936
Winthrop Realty Trust	258,500	3,311,385

		66,788,863

Real Estate Management & Development — 0.6%
The St. Joe Co. (a)(b)	237,200	5,493,552

Road & Rail — 2.7%
Marten Transport Ltd. (a)	394,848	8,204,941
Railamerica, Inc. (a)	700,000	6,944,000
Vitran Corp., Inc. (a)	736,921	9,749,465

		24,898,406

Semiconductors & Semiconductor Equipment — 5.1%
Actel Corp. (a)	356,800	4,574,176
DSP Group, Inc. (a)	910,337	5,817,054
Fairchild Semiconductor International, Inc. (a)	621,464	5,226,512
Intersil Corp., Class A	611,500	7,405,265
MKS Instruments, Inc. (a)	370,400	6,933,888
PMC-Sierra, Inc. (a)	536,500	4,034,480
Teradyne, Inc. (a)	661,600	6,450,600
Zoran Corp. (a)	671,150	6,402,771

		46,844,746

Software — 2.5%
Bottomline Technologies, Inc. (a)	694,097	9,044,084
Novell, Inc. (a)	801,100	4,550,248
TIBCO Software, Inc. (a)	760,900	9,176,454

		22,770,786

Specialty Retail — 6.3%
Charming Shoppes, Inc. (a)	1,882,300	7,058,625
The Children’s Place Retail Stores, Inc. (a)	186,700	8,218,534

Common Stocks	Shares	Value

Specialty Retail (concluded)
Collective Brands, Inc. (a)	418,561	$6,613,264
Dress Barn, Inc. (a)	324,815	7,733,845
Genesco, Inc. (a)	279,100	7,343,121
Jo-Ann Stores, Inc. (a)	193,470	7,257,060
Penske Auto Group, Inc. (a)	297,000	3,373,920
The Talbots, Inc. (a)(b)	596,855	6,153,575
The Wet Seal, Inc., Class A (a)	1,135,000	4,142,750

		57,894,694

Textiles, Apparel & Luxury Goods — 0.8%
Jones Apparel Group, Inc.	289,100	4,582,235
Steven Madden Ltd. (a)	90,720	2,859,494

		7,441,729

Thrifts & Mortgage Finance — 1.7%
Dime Community Bancshares, Inc.	475,200	5,859,216
Provident Financial Services, Inc.	624,300	7,298,067
Provident New York Bancorp	321,200	2,842,620

		15,999,903

Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	219,700	5,562,804
H&E Equipment Services, Inc. (a)	457,700	3,428,173
WESCO International, Inc. (a)(b)	159,600	5,373,732

		14,364,709

Total Common Stocks – 99.6%		918,167,457

Warrants (d)

Commercial Banks — 0.2%
Texas Capital Bancshares, Inc. (expires 1/16/19)	291,000	2,269,800

Total Warrants – 0.2%		2,269,800

Total Long-Term Investments (Cost – $882,055,979) – 99.8%		920,437,257

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (e)(f)(g)	$79,998	79,997,854

Total Short-Term Securities (Cost – $79,997,854) – 8.7%		79,997,854

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2010	3

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $962,053,833*) – 108.5%	$1,000,435,111

Liabilities in Excess of Other Assets – (8.5)%	(78,501,095)

Net Assets – 100.0%	$921,934,016

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

	Aggregate cost	$988,536,566

	Gross unrealized appreciation	$98,727,664
	Gross unrealized depreciation	(86,829,119)

	Net unrealized appreciation	$11,898,545

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)

Investments in companies (whereby the Master LLC held 5% or more of the companies’ outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Income

OraSure Technologies, Inc.[1]	—	$657,351	$(217,946)	—

[1]	Non-income producing security.

(d)

Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares/ Beneficial Interest Held at March 31, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	8,483,801	(8,483,801)	—	$1,967
BlackRock Liquidity Series, LLC Money Market Series	135,502,404	(55,504,550)	79,997,854	$144,118

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

4	MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2010

Schedule of Investments (concluded)	Master Value Opportunities LLC

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$920,437,257	—	—	$920,437,257
Short-Term Securities	—	$79,997,854	—	79,997,854

Total	$920,437,257	$79,997,854	—	$1,000,435,111

[1]	See above Schedule of Investments for values in each industry.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 25, 2010